BUSINESS COMBINATION UNDER COMMON CONTROL - (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Disclosure of detailed information about business combination [line items]
Cash consideration	¥ 395,624,000
Purchase consideration:
Cash transferred	395,624,000
Total purchase consideration	395,624,000
Gallium business
Disclosure of detailed information about business combination [line items]
Cash consideration			¥ 396,000,000	$ 396
Revenue	178,229,000	¥ 112,428,000
Net profit	32,315,000	26,219,000
Purchase consideration:
Cash transferred			¥ 396,000,000	$ 396
Current assets	103,353,000	66,215,000
Non-current assets	70,660,000	74,270,000
Current liabilities	(3,770,000)	(7,037,000)
Non-current liabilities	(4,480,000)
Net assets - closing balance	165,763,000	133,448,000
Net assets - beginning balance	¥ 133,448,000	¥ 95,389,000
Chongqing Xinan Transportation
Disclosure of detailed information about business combination [line items]
Cash consideration					¥ 8,189,000
Purchase consideration:
Cash transferred					¥ 8,189,000